REVENUES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES
Revenues	$ 218,326	$ 398,115
Goods
REVENUES
Revenues	197,485	382,893
Goods | Third parties
REVENUES
Revenues	194,723	380,563
Goods | Related parties
REVENUES
Revenues	2,762	2,330
BEV lifestyle models | Third parties
REVENUES
Revenues	143,966	262,849
BEV lifestyle models | Related parties
REVENUES
Revenues	1,066	535
Sports cars | Third parties
REVENUES
Revenues	32,906	102,618
Sports cars | Related parties
REVENUES
Revenues	227	91
Others | Third parties
REVENUES
Revenues	17,851	15,096
Others | Related parties
REVENUES
Revenues	1,469	1,704
Service
REVENUES
Revenues	20,841	15,222
Service | Third parties
REVENUES
Revenues	4,156	4,560
Service | Related parties
REVENUES
Revenues	16,685	10,662
R&D service | Third parties
REVENUES
Revenues	1,087	56
R&D service | Related parties
REVENUES
Revenues	13,666	6,366
Others | Third parties
REVENUES
Revenues	3,069	4,504
Others | Related parties
REVENUES
Revenues	$ 3,019	$ 4,296